OTHER INTANGIBLE ASSETS, NET	6 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
OTHER INTANGIBLE ASSETS, NET

8. OTHER INTANGIBLE ASSETS, NET

The components of intangible assets as of March 31, 2026 and September 30, 2025 were as follows (in thousands):

	March 31, 2026	September 30, 2025
Intangible assets subject to amortization:
Software	¥7,578	¥18,272
Trademark	500	500
Accumulated amortization	(4,845)	(13,651)
Net carrying amount	3,233	5,121

Intangible assets not subject to amortization:
Software in progress	47,225	42,330
Total intangible assets	¥50,458	¥47,451

The aggregate amortization expense was ¥1.9 million, ¥1.8 million, and ¥1.9 million for the six months ended March 31, 2026, 2025, and 2024, respectively. As of March 31, 2026 and September 30, 2025, the straight-line amortization period for internal-use software and trademarks was 3 to 5 years and 10 years, respectively. There was no impairment loss recognized on intangible assets for the six months ended March 31, 2026, 2025, and 2024.

The estimated aggregate amortization expense for other intangible assets for the next five years and thereafter is as follows:

Thousands of Yen
Years ending September 30:
Remainder of 2026	¥1,832
2027	1,214
2028	125
2029	50
2030	12
Thereafter	-
Total	¥3,233